PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jul. 31, 2022	Oct. 31, 2022
Property Plant And Equipment Abstract
Depreciation expenses	$ 44,504	$ 69,658
Purchase of football equipment		$ 76,268